Consolidated Statements of Operations (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
REVENUES	$ 263,444	$ 209,519
COST OF SALES	117,595	97,349
GROSS PROFIT	145,849	112,170
OPERATING EXPENSES
General & Administrative	91,060	49,146
TOTAL OPERATING EXPENSES	91,060	49,146
NET OPERATING INCOME/(LOSS)	54,789	63,024
Net Income Before Income Taxes	54,789	63,024
Income Tax (Expense) Benefit	(15,638)	(471)
NET INCOME/(LOSS)	$ 39,151	$ 62,533
Weighted Average Number of Shares Outstanding	7,500,000	7,500,000
Earnings/(Loss) per Ordinary Share, Basic and Diluted	$ 0.001	$ 0.001